Other Assets and Other Liabilities - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Aug. 10, 2018	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total principal and interest				$ 4,513	$ 5,104
Interest expense		$ 3,784	$ 3,619	2,110	15,471	$ 27,457	$ 32,551
2017-18 Exchange Trusts Interest Commitment
Related Party Transaction [Line Items]
Percent of value of common units	30.00%
Interest expense				$ 500	3,600	$ 2,100	$ 2,300
2017-18 Exchange Trusts Interest Commitment | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread	3.95%
9.0% Promissory Note
Related Party Transaction [Line Items]
Promissory notes, principal balance					$ 2,500
Interest rate					9.00%
18% Promissory Note
Related Party Transaction [Line Items]
Promissory notes, principal balance					$ 900
18% Promissory Note | Minimum
Related Party Transaction [Line Items]
Interest rate					18.00%
Related Party Promissory Note Receivable
Related Party Transaction [Line Items]
Interest rate per annum				0.50%	5.00%